Condensed Consolidated Statement of Comprehensive Income (unaudited) (Parenthetical) - shares	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Condensed Consolidated Statement of Comprehensive Income (unaudited)
Weighted average number of shares (in shares)	3,990,000	3,990,000	3,990,000	3,990,000	3,990,000	3,990,000